Employee Benefits - Amounts Recognized in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Current service costs	₩ 235,340	₩ 235,007	₩ 243,029
Net interest costs	(28,726)	(6,397)	538
Amounts recognized in consolidated statements of comprehensive income	206,614	228,610	243,567
Cost of sales [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	135,687	156,576	166,734
Selling and administrative expenses [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	70,746	71,060	76,265
Others [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	₩ 181	₩ 974	₩ 568